Inventories - Schedule of Inventories of Land (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Land	S/ 176,927	S/ 183,218
Lurin [member]
Disclosure of inventories [line items]
Land	81,493	71,902
San Isidro [member]
Disclosure of inventories [line items]
Land	51,626	51,285
Nuevo Chimbote [member]
Disclosure of inventories [line items]
Land	17,616	17,457
Barranco [member]
Disclosure of inventories [line items]
Land	14,432	14,202
Piura [member]
Disclosure of inventories [line items]
Land	S/ 11,760	11,805
Carabayllo IIl [member]
Disclosure of inventories [line items]
Land		S/ 16,567